Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

NANC	Subversive Congressional Democrats Trading ETF

GOP	Subversive Congressional Republicans Trading ETF

(each a “Fund,” and together, the “Funds”)

Each listed on CBOE BZX Exchange, Inc.

August 20, 2026

Supplement to

each Summary Prospectus and the Prospectus,

each dated January 28, 2026, as supplemented

Effective immediately, the following changes are made to each Fund’s Summary Prospectus and the Prospectus.

The first sentence of the second paragraph in each Fund’s “Principal Investment Strategies” section in each Fund’s Summary Prospectus and the Prospectus is deleted and replaced with the following:

Members of Congress are permitted to actively trade stocks, options and other financial assets, including securities of companies that may be affected by the outcomes of legislative and executive meetings in which those members of the U.S. Congress participated and may have gained non-public information.

The following sentence is added as the new last sentence to the second paragraph in each Fund’s “Principal Investment Strategies” section in each Fund’s Summary Prospectus and the Prospectus:

A list of U.S. Congresspeople is included in Appendix A to the Prospectus.

The following Appendix A is added to the Prospectus:

Appendix A

(As of July 31, 2026)

U.S. Senators
Angela Alsobrooks	Alan Armstrong	Tammy Baldwin	Jim Banks	John Barrasso
Michael Bennet	Marsha Blackburn	Richard Blumenthal	Lisa Blunt Rochester	Cory Booker
John Boozman	Katie Britt	Ted Budd	Maria Cantwell	Shelley Moore Capito
Bill Cassidy	Susan Collins	Christopher Coons	John Cornyn	Catherine Cortez Masto
Tom Cotton	Kevin Cramer	Mike Crapo	Ted Cruz	John Curtis
Steve Daines	Tammy Duckworth	Richard Durbin	Joni Ernst	John Fetterman
Deb Fischer	Ruben Gallego	Kirsten Gillibrand	Darline Graham	Chuck Grassley
Bill Hagerty	Margaret Hassan	Josh Hawley	Martin Heinrich	John Hickenlooper
Mazie Hirono	John Hoeven	Jon Husted	Cindy Hyde-Smith	Ron Johnson
James Justice	Tim Kaine	Mark Kelly	John Kennedy	Andy Kim
Angus King	Amy Klobuchar	James Lankford	Mike Lee	Ben Ray Luján
Cynthia Lummis	Edward Markey	Roger Marshall	Mitch McConnell	David McCormick
Jeff Merkley	Ashley Moody	Jerry Moran	Bernie Moreno	Lisa Murkowski
Christopher Murphy	Patty Murray	Jon Ossoff	Alex Padilla	Rand Paul
Gary Peters	Jack Reed	Pete Ricketts	James Risch	Jacky Rosen
Mike Rounds	Bernard Sanders	Brian Schatz	Adam Schiff	Eric Schmitt
Charles Schumer	Rick Scott	Tim Scott	Jeanne Shaheen	Tim Sheehy
Elissa Slotkin	Tina Smith	Dan Sullivan	John Thune	Thom Tillis
Tommy Tuberville	Chris Van Hollen	Mark Warner	Raphael Warnock	Elizabeth Warren
Peter Welch	Sheldon Whitehouse	Roger Wicker	Ron Wyden	Todd Young

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U.S. House of Representatives
Alma Adams	Robert Aderholt	Pete Aguilar	Mark Alford	Rick Allen
Gabe Amo	Mark Amodei	Yassamin Ansari	Jodey Arrington	Jake Auchincloss
Brian Babin	Don Bacon	James Baird	Troy Balderson	Becca Balint
Andy Barr	Nanette Barragan	Tom Barrett	Michael Baumgartner	Aaron Bean
Joyce Beatty	Nicholas Begich	Wesley Bell	Cliff Bentz	Ami Bera
Jack Bergman	Donald Beyer	Stephanie Bice	Andy Biggs	Sheri Biggs
Gus Bilirakis	Sanford Bishop	Lauren Boebert	Suzanne Bonamici	Mike Bost
Brendan Boyle	Josh Brecheen	Robert Bresnahan	Shontel Brown	Julia Brownley
Vern Buchanan	Nikki Budzinski	Tim Burchett	Eric Burlison	Janelle Bynum
Ken Calvert	Kat Cammack	Salud Carbajal	Mike Carey	Andre Carson
Earl Carter	John Carter	Troy Carter	Greg Casar	Ed Case
Sean Casten	Kathy Castor	Joaquin Castro	Judy Chu	Juan Ciscomani
Gilbert Cisneros	Katherine Clark	Yvette Clarke	Emanuel Cleaver	Ben Cline
Michael Cloud	James Clyburn	Andrew Clyde	Steve Cohen	Tom Cole
Mike Collins	James Comer	Herbert Conaway	Lou Correa	Jim Costa
Joe Courtney	Angie Craig	Elijah Crane	Jeff Crank	Eric Crawford
Dan Crenshaw	Jasmine Crockett	Jason Crow	Henry Cuellar	Sharice Davids
Warren Davidson	Danny Davis	Donald Davis	Monica De La Cruz	Madeleine Dean
Diana DeGette	Rosa DeLauro	Suzan DelBene	Christopher Deluzio	Mark DeSaulnier
Scott DesJarlais	Maxine Dexter	Mario Diaz-Balart	Debbie Dingell	Lloyd Doggett
Byron Donalds	Troy Downing	Neal Dunn	Chuck Edwards	Sarah Elfreth
Jake Ellzey	Tom Emmer	Veronica Escobar	Adriano Espaillat	Ron Estes
Dwight Evans	Gabe Evans	Mike Ezell	Pat Fallon	Julie Fedorchak
Randy Feenstra	Cleo Fields	Shomari Figures	Randy Fine	Brad Finstad
Michelle Fischbach	Scott Fitzgerald	Brian Fitzpatrick	Charles Fleischmann	Lizzie Fletcher
Mike Flood	Vince Fong	Bill Foster	Valerie Foushee	Virginia Foxx
Lois Frankel	Scott Franklin	Laura Friedman	Maxwell Frost	Russell Fry
Russ Fulcher	Clay Fuller	James Gallagher	John Garamendi	Andrew Garbarino
Jesus Garcia	Robert Garcia	Sylvia Garcia	Brandon Gill	Laura Gillen
Carlos Gimenez	Jared Golden	Craig Goldman	Daniel Goldman	Jimmy Gomez
Vicente Gonzalez	Lance Gooden	Maggie Goodlander	Paul Gosar	Josh Gottheimer
Sam Graves	Adam Gray	Al Green	Morgan Griffith	Adelita Grijalva
Glenn Grothman	Michael Guest	Brett Guthrie	Harriet Hageman	Abraham Hamadeh
Josh Harder	Mike Haridopolos	Pat Harrigan	Andy Harris	Mark Harris
Diana Harshbarger	Jahana Hayes	Kevin Hern	Clay Higgins	French Hill
James Himes	Ashley Hinson	Steven Horsford	Erin Houchin	Chrissy Houlahan
Steny Hoyer	Val Hoyle	Richard Hudson	Jared Huffman	Bill Huizenga
Wesley Hunt	Jeff Hurd	Darrell Issa	Glenn Ivey	Brian Jack
Jonathan Jackson	Ronny Jackson	Sara Jacobs	John James	Pramila Jayapal
Hakeem Jeffries	Dusty Johnson	Henry Johnson	Julie Johnson	Mike Johnson
Jim Jordan	David Joyce	John Joyce	Sydney Kamlager-Dove	Marcy Kaptur
Thomas Kean	William Keating	Mike Kelly	Robin Kelly	Trent Kelly
Mike Kennedy	Timothy Kennedy	Ro Khanna	Jennifer Kiggans	Kevin Kiley
Young Kim	Brad Knott	Raja Krishnamoorthi	David Kustoff	Darin LaHood
Nick LaLota	Greg Landsman	Nicholas Langworthy	Rick Larsen	John Larson
George Latimer	Robert Latta	Michael Lawler	Laurel Lee	Summer Lee
Susie Lee	Teresa Leger Fernandez	Julia Letlow	Mike Levin	Sam Liccardo
Ted Lieu	Zoe Lofgren	Barry Loudermilk	Frank Lucas	Anna Paulina Luna
Morgan Luttrell	Stephen Lynch	Nancy Mace	Ryan Mackenzie	Seth Magaziner

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Nicole Malliotakis	Celeste Maloy	Tracey Mann	John Mannion	Thomas Massie
Brian Mast	Doris Matsui	Lucy McBath	Sarah McBride	Michael McCaul
Lisa McClain	April McClain Delaney	Jennifer McClellan	Tom McClintock	Betty McCollum
Richard McCormick	Kristen McDonald Rivet	Addison McDowell	Morgan McGarvey	James McGovern
John McGuire	LaMonica McIver	Gregory Meeks	Analilia Mejia	Christian Menefee
Robert Menendez	Grace Meng	Mark Messmer	Daniel Meuser	Kweisi Mfume
Carol Miller	Mary Miller	Max Miller	Mariannette Miller-Meeks	Cory Mills
Dave Min	John Moolenaar	Barry Moore	Blake Moore	Gwen Moore
Riley Moore	Tim Moore	Nathaniel Moran	Joseph Morelle	Kelly Morrison
Jared Moskowitz	Seth Moulton	Frank Mrvan	Kevin Mullin	Gregory Murphy
Jerrold Nadler	Richard Neal	Joe Neguse	Troy Nehls	Dan Newhouse
Donald Norcross	Ralph Norman	Zachary Nunn	Jay Obernolte	Alexandria Ocasio-Cortez
Andrew Ogles	Johnny Olszewski	Ilhan Omar	Robert Onder	Burgess Owens
Frank Pallone	Gary Palmer	Jimmy Panetta	Chris Pappas	Jimmy Patronis
Nancy Pelosi	Marie Perez	Scott Perry	Scott Peters	Brittany Pettersen
August Pfluger	Chellie Pingree	Mark Pocan	Nellie Pou	Ayanna Pressley
Mike Quigley	Delia Ramirez	Emily Randall	Jamie Raskin	Guy Reschenthaler
Josh Riley	Luz Rivas	Harold Rogers	Mike Rogers	John Rose
Deborah Ross	David Rouzer	Chip Roy	Raul Ruiz	Michael A. Rulli
John Rutherford	Patrick Ryan	Maria Salazar	Andrea Salinas	Linda Sanchez
Steve Scalise	Mary Gay Scanlon	Janice Schakowsky	Derek Schmidt	Bradley Schneider
Hillary Scholten	Kim Schrier	David Schweikert	Austin Scott	Robert Scott
Keith Self	Pete Sessions	Terri Sewell	Brad Sherman	Jefferson Shreve
Lateefah Simon	Michael Simpson	Adam Smith	Adrian Smith	Christopher Smith
Jason Smith	Lloyd Smucker	Eric Sorensen	Darren Soto	Victoria Spartz
Melanie Stansbury	Greg Stanton	Pete Stauber	Elise Stefanik	Bryan Steil
W. Steube	Haley Stevens	Marilyn Strickland	Dale Strong	Marlin Stutzman
Suhas Subramanyam	Thomas R. Suozzi	Emilia Sykes	Mark Takano	David Taylor
Claudia Tenney	Shri Thanedar	Bennie Thompson	Glenn Thompson	Mike Thompson
Thomas Tiffany	William Timmons	Dina Titus	Rashida Tlaib	Jill Tokuda
Paul Tonko	Norma Torres	Ritchie Torres	Lori Trahan	Derek Tran
Michael Turner	Lauren Underwood	David Valadao	Jefferson Van Drew	Beth Van Duyne
Matt Van Epps	Derrick Van Orden	Juan Vargas	Gabe Vasquez	Marc Veasey
Nydia Velazquez	Eugene Vindman	Ann Wagner	Tim Walberg	James Walkinshaw
Debbie Wasserman Schultz	Maxine Waters	Bonnie Watson Coleman	Randy Weber	Daniel Webster
Bruce Westerman	George Whitesides	Tony Wied	Nikema Williams	Roger Williams
Frederica Wilson	Joe Wilson	Robert Wittman	Steve Womack	Rudy Yakym
Ryan Zinke

Please retain this Supplement for future reference.

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